Goodwill and other intangible assets - Summary of Carrying Amount of Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 4,471
Amortization charge for the year	1,369	$ 1,287
Impairment losses	18	29
Balance at end of period	6,083	4,471
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,907
Balance at end of period	2,045	1,907
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	322
Balance at end of period	296	322
Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	589
Balance at end of period	484	589
Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	417
Balance at end of period	1,723	417
In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,236
Balance at end of period	1,535	1,236
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	9,904	9,672
Additions	1,297	1,192
Acquisition through business combination	1,454
Dispositions	(1,405)	(495)
Impairment losses	(27)	(166)
Currency translations	411	(308)
Other changes	(13)	9
Balance at end of period	11,621	9,904
Gross carrying amount [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,886	4,321
Additions	25	48
Transfers	1,121	1,022
Dispositions	(960)	(258)
Impairment losses	(16)	(157)
Currency translations	71	(83)
Other changes	(51)	(7)
Balance at end of period	5,076	4,886
Gross carrying amount [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	894	1,031
Additions	16	15
Acquisition through business combination	14
Transfers	76	69
Dispositions	(111)	(186)
Currency translations	48	(43)
Other changes	(29)	8
Balance at end of period	908	894
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,474	1,586
Currency translations	149	(112)
Other changes	7
Balance at end of period	1,630	1,474
Gross carrying amount [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,414	1,493
Acquisition through business combination	1,292
Dispositions	(329)	(43)
Currency translations	113	(41)
Other changes	(18)	5
Balance at end of period	2,472	1,414
Gross carrying amount [member] | In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,236	1,241
Additions	1,256	1,129
Acquisition through business combination	148
Transfers	(1,197)	(1,091)
Dispositions	(5)	(8)
Impairment losses	(11)	(9)
Currency translations	30	(29)
Other changes	78	3
Balance at end of period	1,535	1,236
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(5,433)	(4,920)
Amortization charge for the year	(1,369)	(1,287)
Dispositions	1,383	485
Impairment losses	9	137
Currency translations	(152)	156
Other changes	24	(4)
Balance at end of period	(5,538)	(5,433)
Accumulated amortization [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(2,979)	(2,529)
Amortization charge for the year	(976)	(898)
Dispositions	959	257
Impairment losses	9	137
Currency translations	(36)	45
Other changes	(8)	9
Balance at end of period	(3,031)	(2,979)
Accumulated amortization [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(572)	(630)
Amortization charge for the year	(137)	(138)
Dispositions	109	185
Currency translations	(31)	24
Other changes	19	(13)
Balance at end of period	(612)	(572)
Accumulated amortization [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(885)	(793)
Amortization charge for the year	(153)	(150)
Currency translations	(98)	58
Other changes	(10)
Balance at end of period	(1,146)	(885)
Accumulated amortization [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(997)	(968)
Amortization charge for the year	(103)	(101)
Dispositions	315	43
Currency translations	13	29
Other changes	23
Balance at end of period	$ (749)	$ (997)